Related Party transactions - Transactions and Balances Amount Due to Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transaction with related parties
Repayment of advances to related parties	$ (5,214,261)	$ (10,593,662)	$ (2,474,371)
Proceeds of advances from related parties	3,409,587	9,436,151	8,964,847
Reimbursement to related parties	292,736	331,956	201,907
Proceeds from sale of equity interests in subsidiaries (Note 3)	710,392
Sale consideration from sale of equity interests in a subsidiary offset with amounts due to related parties (Note 3)	652,401
Gain from sale of equity interests in subsidiaries to related parties recognized to additional paid-in capital (Note 3)	1,950,871
Founders, Members of Founders Immediate Families and Special Purpose Vehicles Controlled by Founders and Shareholders
Transaction with related parties
Repayment of advances to related parties	(5,214,261)	(10,593,662)	(2,474,371)
Proceeds of advances from related parties	3,409,587	9,436,151	8,964,847
Balance amount with related parties
Payable due to related parties	(708)	(5,511,642)
Investor Subsidiary | Class A-2 (Round B) Preferred Shares
Transaction with related parties
Proceeds of borrowings from related parties	10,000,000	6,000,000	3,000,000
Repayment of borrowings from related parties	(10,600,000)	(2,000,000)
Balance amount with related parties
Borrowings and interests due to related parties (ii)	$ (9,400,000)	$ (10,721,819)
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Transaction with related parties
Acquisition of equity interests of ECMOHO Shanghai for Reorganization purpose (Note 1(b))			(18,737,426)
Subscription fees from the Founders of ECMOHO Shanghai for Reorganization purpose (Note 1(b))			$ 15,261,676